Dividends - Summary of number of shares dividend distributed (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Rio Tinto plc [Member]
Disclosure of Dividends [Line Items]
Previous year final dividend number of shares		1,334.8	1,374.6
Interim dividend number of shares		1,308.4	1,366.1
Rio Tinto Limited [Member]
Disclosure of Dividends [Line Items]
Previous year final dividend number of shares		412.4	424.0
Interim dividend number of shares		412.4	424.0
Final Dividends [Member] | Rio Tinto plc [Member]
Disclosure of Dividends [Line Items]
Previous year final dividend number of shares	1,265.0
Interim dividend number of shares	1,256.4
Final Dividends [Member] | Rio Tinto Limited [Member]
Disclosure of Dividends [Line Items]
Previous year final dividend number of shares	371.2
Interim dividend number of shares	371.2
Special Dividends [Member] | Rio Tinto plc [Member]
Disclosure of Dividends [Line Items]
Previous year final dividend number of shares	1,265.0
Interim dividend number of shares	1,256.4
Special Dividends [Member] | Rio Tinto Limited [Member]
Disclosure of Dividends [Line Items]
Previous year final dividend number of shares	371.2
Interim dividend number of shares	371.2